Lease liabilities	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Lease liabilities	ease liabilities
The cumulative effect of initially applying IFRS 16 was recognized as an adjustment to the opening statement of financial position at the date of initial application, January 1, 2019. The Company recognized right-of-use of assets of $4,563,000 (included in property, plant and equipment in the Consolidated Statements of Financial Position). Identified lease contracts mainly relate to real-estate rental agreements and IT and office equipment leases. At January 1, 2019, lease liabilities totaled $4,623,000 including non-current lease liabilities of $3,226,000 and current lease liabilities of $1,404,000. The lease liabilities were discounted at an incremental borrowing rate of 14.2%.
The table below presents the carrying amounts of right-of-use assets recognized and the movements during the period:

	Real-estate	IT and office equipment	Total
	(In thousands)
As at January 1, 2019	$4,159	397	4,556
Additions	847	—	847
Depreciation expense	(1,064)	(290)	(1,354)
As at December 31, 2019	3,942	107	4,049
Additions	1,448	625	2,073
Disposals	(207)	(255)	(462)
Depreciation expense	(1,184)	(260)	(1,444)
Amortization disposals	185	255	440
As at December 31, 2020	$4,184	$472	$4,656
The table below present the carrying amounts of lease liabilities and the movements during the period:

	Lease liabilities	Current	Non-current
	(In thousands)
As at January 1, 2019	$4,623	$1,415	$3,208
Additions	732
Interests expense	622
Foreign exchange loss (gain)	49
Payments	(1,922)
As at December 31, 2019	$4,104	$900	$3,204
Additions	1,750
Interests expense	780
Foreign exchange loss (gain)	363
Payments	(1,221)
As at December 31, 2020	$5,776	$1,014	$4,762
The rental charges relating to short-term and low value leases remained classified as operating expenses in the Consolidated Statements of Operations and amounted to $660,000 for the year ended December 31, 2020 ($810,000 for the year ended December 31, 2019).